Carillon Reams Unconstrained Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 32.8%	Par	Value
U.S. Treasury Inflation Indexed Notes, 2.13%, 01/15/2035	$61,850,537	$63,485,680
U.S. Treasury Notes
3.88%, 03/15/2028	102,460,000	102,443,991
3.88%, 09/30/2029	43,670,000	43,547,178
4.38%, 12/31/2029	178,645,000	181,889,918
3.63%, 09/30/2031	51,970,000	50,676,840
2.75%, 08/15/2032	13,840,000	12,653,869
4.25%, 11/15/2034	86,720,000	86,977,450
TOTAL U.S. TREASURY SECURITIES (Cost $534,745,306)		541,674,926

ASSET-BACKED SECURITIES - 22.6%	Par	Value
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 09/17/2037 (a)	4,410,216	4,348,277
Series 2020-SFR4, Class B, 1.71%, 11/17/2037 (a)	7,615,000	7,475,248
Series 2024-SFR1, Class A, 4.29%, 07/17/2041 (a)(b)	1,595,000	1,558,242
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (a)	1,430,000	1,381,607
BMW Vehicle Lease Trust, Series 2024-2, Class A2B, 4.76% (30 day avg SOFR US + 0.42%), 01/25/2027	13,735,884	13,740,156
BMW Vehicle Owner Trust
Series 2024-A, Class A2A, 5.42%, 02/25/2027	4,678,981	4,692,607
Series 2024-A, Class A2B, 4.68% (30 day avg SOFR US + 0.34%), 02/25/2027	2,484,769	2,484,771
Capital One Prime Auto Receivables Trust
Series 2024-1, Class A2A, 4.61%, 10/15/2027	2,705,000	2,706,713
Series 2024-1, Class A2B, 4.67% (30 day avg SOFR US + 0.32%), 10/15/2027	2,515,000	2,512,897
Citizens Auto Receivables Trust, Series 2024-2, Class A2B, 4.89% (30 day avg SOFR US + 0.54%), 11/16/2026 (a)	3,473,568	3,474,501
Corevest American Finance Trust, Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	944,860	928,840
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037 (a)	5,789,510	5,699,812
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	14,773,764	14,472,831
Ford Credit Auto Owner Trust
Series 2024-A, Class A2B, 4.71% (30 day avg SOFR US + 0.36%), 01/15/2027	7,439,144	7,438,676
Series 2024-C, Class A2B, 4.75% (30 day avg SOFR US + 0.40%), 08/15/2027	2,855,000	2,855,153
Series 2024-D, Class A2A, 4.59%, 10/15/2027	3,090,000	3,092,489
Series 2024-D, Class A2B, 4.67% (30 day avg SOFR US + 0.32%), 10/15/2027	2,930,000	2,928,337
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A2A, 5.12%, 02/16/2027	970,297	971,386
Series 2024-1, Class A2B, 4.75% (30 day avg SOFR US + 0.40%), 02/16/2027	981,848	981,941
Series 2024-3, Class A2A, 5.35%, 06/16/2027	2,294,445	2,301,595
Series 2024-3, Class A2B, 4.71% (30 day avg SOFR US + 0.36%), 06/16/2027	2,294,445	2,294,436
Series 2024-4, Class A2B, 4.75% (30 day avg SOFR US + 0.40%), 10/18/2027	18,010,000	18,008,253
Series 2025-1, Class A2B, 4.68% (30 day avg SOFR US + 0.33%), 01/18/2028	11,465,000	11,456,964
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (a)	2,912,000	2,899,457
Series 2023-4A, Class A, 6.15%, 03/25/2030 (a)	9,549,000	9,886,695
Series 2025-1A, Class A, 4.91%, 09/25/2029 (a)	9,120,000	9,110,252
Series 2025-2A, Class A, 5.13%, 09/25/2031 (a)	7,445,000	7,482,073
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.33%, 06/26/2028 (a)	3,088,000	2,945,019
Home Partners of America Trust
Series 2021-1, Class A, 1.70%, 09/17/2041 (a)	5,192,530	4,595,146
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	11,200,178	10,719,703
Series 2021-3, Class A, 2.20%, 01/17/2041 (a)	13,462,411	12,302,073
Honda Auto Receivables Owner Trust, Series 2024-1, Class A2, 5.36%, 09/15/2026	5,237,698	5,247,716
Huntington Auto Trust, Series 2024-1A, Class A2, 5.50%, 03/15/2027 (a)	7,266,531	7,281,065
Hyundai Auto Receivables Trust
Series 2023-C, Class A2B, 4.98% (30 day avg SOFR US + 0.63%), 01/15/2027	1,540,514	1,541,256
Series 2024-A, Class A2B, 4.77% (30 day avg SOFR US + 0.42%), 04/15/2027	8,364,615	8,366,288
Series 2024-C, Class A2B, 4.75% (30 day avg SOFR US + 0.40%), 09/15/2027	18,730,000	18,729,423
Series 2025-A, Class A2A, 4.33%, 12/15/2027	6,640,000	6,634,811
Series 2025-A, Class A2B, 4.69% (30 day avg SOFR US + 0.34%), 12/15/2027	8,065,000	8,060,390
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)	1,776,956	1,710,659
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2B, 4.79% (30 day avg SOFR US + 0.44%), 12/15/2026	1,576,723	1,576,907
Mercedes-Benz Auto Receivables Trust
Series 2024-1, Class A2B, 4.72% (30 day avg SOFR US + 0.37%), 05/17/2027	2,812,981	2,812,979
Series 2025-1, Class A2B, 4.67% (30 day avg SOFR US + 0.32%), 02/15/2028	13,200,000	13,201,592
Nissan Auto Receivables Owner Trust, Series 2024-B, Class A2B, 4.73% (30 day avg SOFR US + 0.38%), 06/15/2027	6,650,000	6,648,752
Porsche Financial Auto Securitization Trust
Series 2024-1A, Class A2A, 4.45%, 01/24/2028 (a)	3,608,548	3,607,274
Series 2024-1A, Class A2B, 4.62% (30 day avg SOFR US + 0.28%), 01/24/2028 (a)	3,034,461	3,031,221
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (a)	4,683,422	4,578,583
Series 2021-SFR7, Class A, 1.69%, 08/17/2040 (a)	4,611,833	4,226,620
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,485,006	4,303,244
Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)	8,465,684	7,726,825
Series 2024-SFR5, Class A, 3.00%, 08/09/2029 (a)	4,400,000	4,056,050
Series 2025-SFR2, Class A, 3.31%, 04/17/2042 (a)	2,725,000	2,512,654
STAR Trust
Series 2022-SFR3, Class A, 5.97% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)	8,196,957	8,203,569
Series 2024-SFR4, Class A, 6.07% (1 mo. Term SOFR + 1.75%), 10/17/2041 (a)	16,417,178	16,516,565
Toyota Auto Receivables Owner Trust
Series 2024-A, Class A2B, 4.70% (30 day avg SOFR US + 0.35%), 12/15/2026	2,323,909	2,324,305
Series 2024-C, Class A2A, 5.16%, 05/17/2027	3,664,962	3,673,404
Series 2024-C, Class A2B, 4.72% (30 day avg SOFR US + 0.37%), 05/17/2027	3,664,962	3,665,329
Series 2024-D, Class A2B, 4.74% (30 day avg SOFR US + 0.39%), 08/16/2027	17,111,575	17,122,653
Tricon Residential Trust
Series 2022-SFR1, Class A, 3.86%, 04/17/2039 (a)	7,978,378	7,810,556
Series 2024-SFR2, Class A, 4.75%, 06/17/2040 (a)	5,016,879	4,988,354
Series 2025-SFR1, Class A, 5.40% (1 mo. Term SOFR + 1.10%), 03/17/2042 (a)	9,590,000	9,589,980
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, 4.74% (30 day avg SOFR US + 0.39%), 12/15/2027	5,470,000	5,470,856
TOTAL ASSET-BACKED SECURITIES (Cost $371,344,748)		372,966,030

AGENCY MORTGAGE-BACKED SECURITIES - 21.6%	Par	Value
Fannie Mae Pool
5.00%, 05/15/2055 (c)	97,040,000	95,024,495
5.50%, 05/15/2055 (c)	99,075,000	98,858,156
6.00%, 05/15/2055 (c)	102,595,000	104,091,583

Federal Home Loan Mortgage Corp.
Series 5473, Class FQ, 5.72% (30 day avg SOFR US + 1.38%), 11/25/2054	9,279,960	9,327,590
Series 5480, Class FA, 5.79% (30 day avg SOFR US + 1.45%), 03/25/2054	7,632,201	7,661,300
Series 5482, Class FA, 5.79% (30 day avg SOFR US + 1.45%), 12/25/2054	11,916,769	12,003,147
Series 5499, Class FW, 5.74% (30 day avg SOFR US + 1.40%), 02/25/2055	9,945,576	10,003,216
Series 5503, Class FE, 5.79% (30 day avg SOFR US + 1.45%), 02/25/2055	10,019,993	10,097,189

Fannie Mae REMIC, Series 2024-90, Class B, 5.00%, 07/25/2051	8,954,729	8,949,666
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $355,234,472)		356,016,342

CORPORATE BONDS - 16.3%		Par	Value
Airlines - 2.3%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (a)		1,449,433	1,455,439
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027 (a)		3,589,016	3,576,287
British Airways, Pass Through Trust
Series 2020-1, Class A, 4.25%, 11/15/2032 (a)		2,099,665	2,020,595
Series 2021-1, Class A, 2.90%, 03/15/2035 (a)		4,436,145	3,976,907
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028		11,157,605	10,425,854
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032		3,274,148	3,067,730
Series 2020-1, Class A, 2.75%, 05/15/2032		799,069	692,933
United Airlines, Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/2026		2,548,707	2,518,226
Series 2015-1, Class AA, 3.45%, 12/01/2027		889,390	861,185
Series 2016-1, Class A, 3.10%, 07/07/2028		848,979	806,157
Series 2016-2, Class AA, 2.88%, 10/07/2028		3,438,020	3,230,444
Series 2018-1, Class AA, 3.50%, 03/01/2030		987,780	938,232
Series 2019-1, Class AA, 4.15%, 08/25/2031		4,639,912	4,438,107
Series 2019-2, Class AA, 2.70%, 05/01/2032		213,600	189,397
			38,197,493

Auto Manufacturers - 2.2%
American Honda Finance Corp., 5.20%, 03/05/2035		4,370,000	4,323,061
Ford Motor Credit Co. LLC
6.95%, 03/06/2026		6,950,000	7,025,699
4.27%, 01/09/2027		2,215,000	2,168,914
General Motors Financial Co., Inc.
5.35%, 07/15/2027		8,930,000	9,005,716
6.00%, 01/09/2028		7,155,000	7,338,017
Volkswagen Group of America Finance LLC, 5.30%, 03/22/2027 (a)		6,545,000	6,599,637
			36,461,044

Banks - 3.6%
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028		2,925,000	2,948,492
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029		8,425,000	8,510,399
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036		2,410,000	2,452,715
Citigroup, Inc.
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035		2,405,000	2,418,569
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036		10,255,000	10,217,702
JPMorgan Chase & Co.
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030		9,380,000	9,464,901
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036		2,410,000	2,461,913
Mitsubishi UFJ Financial Group, Inc., 1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027		5,470,000	5,262,936
US Bancorp, 5.05% to 02/12/2030 then SOFR + 1.06%, 02/12/2031		8,300,000	8,367,927
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031		4,230,000	4,157,735
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035		2,405,000	2,388,405
			58,651,694

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028		3,465,000	3,527,314

Capital Markets - 0.9%
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036		2,410,000	2,461,254
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036		2,425,000	2,430,709
The Goldman Sachs Group, Inc.
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031		7,010,000	7,105,360
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036		2,410,000	2,443,646
			14,440,969

Commercial Services - 0.4%
ERAC USA Finance LLC, 4.60%, 05/01/2028 (a)		6,410,000	6,436,553

Consumer Finance - 0.4%
American Express Co., 5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028		6,910,000	6,992,587

Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.
2.55%, 03/21/2031		3,235,000	2,850,483
5.25%, 04/02/2035		5,675,000	5,689,317
			8,539,800

Electric - 2.7%
Appalachian Power Co., 2.70%, 04/01/2031		6,185,000	5,471,467
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030		510,000	482,369
Duke Energy Florida LLC, 5.88%, 11/15/2033		3,950,000	4,169,503
Duke Energy Indiana LLC, 5.25%, 03/01/2034		7,605,000	7,682,185
Entergy Arkansas LLC, 5.30%, 09/15/2033		5,810,000	5,925,009
Entergy Louisiana LLC
2.35%, 06/15/2032		5,485,000	4,608,347
5.35%, 03/15/2034		11,650,000	11,787,162
Public Service Electric and Gas Co., 4.65%, 03/15/2033		5,200,000	5,126,118
			45,252,160

Electric Utilities - 1.1%
Duke Energy Corp., 5.00%, 12/08/2027		3,475,000	3,515,429
Southern California Edison Co., 1.20%, 02/01/2026		4,890,000	4,743,805
Virginia Electric and Power Co., 5.15%, 03/15/2035		3,620,000	3,593,260
Wisconsin Power and Light Co., 5.38%, 03/30/2034		6,350,000	6,431,062
			18,283,556

Ground Transportation - 0.2%
Union Pacific Corp., 5.10%, 02/20/2035		2,410,000	2,430,767

Health Care Equipment & Supplies - 0.4%
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030		6,725,000	7,020,214

Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp., 4.95%, 03/03/2035		2,408,000	2,396,327

Insurance - 0.2%
Metropolitan Life Global Funding I, 4.30%, 08/25/2029 (a)		2,720,000	2,673,979

Multi-Utilities - 0.3%
Dominion Energy, Inc., 3.38%, 04/01/2030		6,090,000	5,691,261

Oil & Gas - 0.2%
Chevron USA, Inc., 4.98%, 04/15/2035		2,505,000	2,510,708

Oil, Gas & Consumable Fuels - 0.3%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030		4,851,000	4,669,052

Transportation - 0.3%
Canadian Pacific Railway Co., 5.20%, 03/30/2035		5,215,000	5,215,614
TOTAL CORPORATE BONDS (Cost $271,646,474)			269,391,092

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.3%		Par	Value
BANK, Series 2021-BN35, Class A2, 1.87%, 06/15/2064		6,280,000	5,839,979
BBCMS Mortgage Trust, Series 2022-C18, Class A2, 5.50%, 12/15/2055 (d)		7,380,000	7,478,162
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/15/2054		4,235,000	3,883,791
Chase Home Lending Mortgage Trust, Series 2024-8, Class A4A, 5.50%, 08/25/2055 (a)(d)		4,273,670	4,255,178
Citigroup Mortgage Loan Trust, Inc., Series 2021-J2, Class A7A, 2.50%, 07/25/2051 (a)(d)		1,747,313	1,556,161
CSMC Trust, Series 2018-J1, Class A2, 3.50%, 02/25/2048 (a)(d)		2,011,441	1,834,777
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053		2,692,477	2,625,807
Flagstar Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/01/2051 (a)(d)		5,225,358	4,269,280
Series 2021-8INV, Class A3, 2.50%, 09/25/2051 (a)(d)		1,431,947	1,171,700
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/2052 (a)(d)		2,971,168	2,423,822

GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.90%, 10/25/2050 (a)(d)		3,578,713	3,051,830
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (a)(d)		2,006,164	1,641,556
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(d)		6,602,992	5,394,684
Series 2021-PJ10, Class A2, 2.50%, 03/25/2052 (a)(d)		4,257,103	3,478,079
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052 (a)(d)		3,553,033	3,339,798
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052 (a)(d)		6,528,111	5,321,266
JP Morgan Mortgage Trust
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(d)		1,178,692	963,028
Series 2021-12, Class A3, 2.50%, 02/25/2052 (a)(d)		753,633	614,799
Series 2021-3, Class A3, 2.50%, 07/25/2051 (a)(d)		3,357,260	2,742,986
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(d)		2,614,161	2,135,851
Series 2021-6, Class A3, 2.50%, 10/25/2051 (a)(d)		2,851,427	2,329,704
Series 2021-8, Class A3, 2.50%, 12/25/2051 (a)(d)		2,451,680	2,004,569
Series 2021-INV4, Class A2, 3.00%, 01/25/2052 (a)(d)		5,529,645	4,731,098
Series 2021-INV6, Class A2, 3.00%, 04/25/2052 (a)(d)		5,794,465	4,957,675
Series 2021-INV8, Class A2, 3.00%, 05/25/2052 (a)(d)		5,385,109	4,607,434
Series 2022-4, Class A2A, 3.00%, 10/25/2052 (a)(d)		1,960,571	1,665,795
Series 2022-6, Class A3, 3.00%, 11/25/2052 (a)(d)		2,316,548	1,968,251
Series 2022-8, Class A3, 4.00%, 01/25/2053 (a)(d)		1,824,802	1,663,971
Series 2022-INV1, Class A3, 3.00%, 03/25/2052 (a)(d)		3,479,531	2,965,075
Series 2023-6, Class A4, 6.00%, 12/26/2053 (a)(d)		6,324,290	6,355,222
Series 2024-12, Class A4A, 5.50%, 06/25/2055 (a)(d)		5,462,950	5,452,708
Series 2024-3, Class A3, 3.00%, 05/25/2054 (a)(d)		7,784,673	6,623,963
Series 2024-5, Class A6, 6.00%, 11/25/2054 (a)(d)		7,298,819	7,316,337
Series 2024-6, Class A6, 6.00%, 12/25/2054 (a)(d)		4,982,621	4,996,565
Series 2024-7, Class A3, 3.00%, 04/25/2053 (a)(d)		4,451,617	3,782,307
Series 2024-CCM1, Class A4A, 5.50%, 04/25/2055 (a)(d)		1,108,012	1,103,259
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053 (a)(d)		2,404,969	2,203,586
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051 (a)(d)		2,502,483	2,047,671
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(d)		6,240,089	5,090,234
Series 2023-INV1, Class A1, 3.00%, 01/25/2052 (a)(d)		4,707,051	3,989,923
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051 (a)(d)		5,385,676	4,750,000
PSMC Trust
Series 2021-1, Class A11, 2.50%, 03/25/2051 (a)(d)		1,692,374	1,497,859
Series 2021-2, Class A3, 2.50%, 05/25/2051 (a)(d)		3,324,749	2,964,837
Rate Mortgage Trust
Series 2021-J3, Class A1, 2.50%, 10/25/2051 (a)(d)		3,726,037	3,044,195
Series 2021-J4, Class A1, 2.50%, 11/25/2051 (a)(d)		4,277,551	3,494,785
RIDE Trust, Series 2025-SHRE, Class A, 5.08%, 02/14/2047 (a)(d)		4,510,000	4,552,426
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)		4,195,000	4,227,007
Sequoia Mortgage Trust
Series 2021-3, Class A1, 2.50%, 05/25/2051 (a)(d)		5,508,361	4,500,364
Series 2021-4, Class A1, 2.50%, 06/25/2051 (a)(d)		5,261,471	4,303,521
Series 2021-6, Class A1, 2.50%, 10/25/2051 (a)(d)		2,501,557	2,043,787
Series 2021-9, Class A1, 2.50%, 01/25/2052 (a)(d)		1,146,695	935,452
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055 (a)(d)		2,862,576	2,832,759
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 2.50%, 12/25/2050 (a)(d)		8,814,033	7,195,830
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $187,940,731)			186,220,703

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 4.2%		Par	Value
Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	466,140,000	69,133,351
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $77,331,258)			69,133,351

MEDIUM-TERM NOTES - 2.3%		Par	Value
BNP Paribas Issuance BV, 05/22/2025 (a)(f)	EUR	3,189,000	2,798,276
Citigroup Global Markets Holdings, Inc.
04/09/2025 (f)	EUR	3,620,000	4,750,846
04/09/2025 (g)	GBP	3,002,000	3,331,113
04/24/2025 (f)	EUR	3,355,000	4,346,543
04/24/2025 (h)	GBP	2,829,000	3,678,935
05/05/2025 (f)	EUR	3,930,000	3,298,223
05/14/2025 (f)	EUR	3,410,000	4,424,066
05/14/2025 (h)	GBP	2,824,000	2,927,893
05/23/2025 (a)(i)		276,000	1,378,987
05/23/2025 (a)(i)		276,000	1,330,204
JPMorgan Chase Bank NA
05/29/2025 (a)(j)		1,547,000	1,367,084
07/02/2025 (a)(k)		814,000	814,000
Morgan Stanley Finance LLC, 04/22/2025 (a)(l)		808,000	185,840
Nomura America Finance LLC, 05/23/2025 (a)(m)		3,228,000	3,290,946
TOTAL MEDIUM-TERM NOTES (Cost $35,891,930)			37,922,956

SHORT-TERM INVESTMENTS - 3.0%		Par	Value
U.S. Treasury Bills - 3.0%
4.30%, 08/07/2025 (e)		49,635,000	48,900,733
TOTAL SHORT-TERM INVESTMENTS (Cost $48,890,678)			48,900,733

TOTAL INVESTMENTS - 114.1% (Cost $1,883,025,597)			1,882,226,133
Liabilities in Excess of Other Assets - (14.1)%			(232,660,224)
TOTAL NET ASSETS - 100.0%			$1,649,565,909
two			–%

Percentages are stated as a percent of net assets.	–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

BRL - Brazilian Real
EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)	To-be-announced security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(e)	Zero coupon instrument. The rate shown is the annualized effective yield as of March 31, 2025.
(f)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y EUR CMS from its initial underlying value to its final underlying value.

(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y SONIA CMS from its initial underlying value to its final underlying value.

(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the hypothetical SONIA CMS10 from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the S&P 500 Index and EURUSD Currency (each, an “underlying”) from its initial underlying value to its final underlying value.

(j)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the USD CMS 30-Year ICE Swap Rate and the USD CMS 5-Year ICE Swap Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(k)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the USD/JPY Exchange Rate and the USD/CNH Exchange Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(l)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the 10-year USD SOFR ICE Swap Rate from its initial underlying value to its final underlying value.

(m)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the iShares iBoxx High Yield Corporate Bond ETF from its initial underlying value to its final underlying value.

Carillon Reams Unconstrained Bond Fund
Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	581	06/18/2025	$66,306,625	$774,716
Euro-Bund	2,026	06/06/2025	282,230,491	(6,016,557)
				$(5,241,841)
				–

Description	Contracts Sold	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Canadian 10 Year Government Bonds	(819)	06/19/2025	$(70,656,926)	$(555,601)
Euro-BOBL	(1,802)	06/06/2025	(229,514,798)	2,081,591
				$1,525,990
Net Unrealized Appreciation (Depreciation)				$(3,715,851)

There is $2,907,310 of variation margin due from the broker to the Fund as of the date of this report.

Carillon Reams Unconstrained Bond Fund
Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	04/29/2025	INR	5,331,452,743	USD	61,206,493	$1,006,130
Barclays Capital, Inc.	04/15/2025	NOK	335,443,633	USD	29,195,160	2,689,311
Barclays Capital, Inc.	05/22/2025	USD	3,350,768	EUR	3,189,000	(107,535)
Barclays Capital, Inc.	04/15/2025	USD	31,809,867	NOK	335,443,633	(74,605)
Goldman Sachs	04/07/2025	AUD	52,565,000	USD	32,662,314	184,755
Goldman Sachs	06/03/2025	CAD	51,185,262	USD	35,652,088	31,718
Goldman Sachs	04/07/2025	USD	33,635,292	AUD	52,565,000	788,223
Goldman Sachs	06/03/2025	USD	13,560,400	BRL	78,808,977	(65,358)
J.P. Morgan Securities, Inc.	07/02/2025	AUD	26,170,000	USD	16,375,092	(9,911)
J.P. Morgan Securities, Inc.	06/03/2025	USD	14,464,400	BRL	84,034,548	(64,838)
J.P. Morgan Securities, Inc.	05/27/2025	USD	49,280,000	CHF	43,525,760	(257,790)
J.P. Morgan Securities, Inc.	04/30/2025	USD	61,910,882	CNY	449,138,685	(158,626)
J.P. Morgan Securities, Inc.	04/09/2025	USD	3,770,399	EUR	3,620,000	(145,762)
J.P. Morgan Securities, Inc.	04/24/2025	USD	3,511,552	EUR	3,355,000	(120,889)
J.P. Morgan Securities, Inc.	05/05/2025	USD	4,107,405	EUR	3,930,000	(150,223)
J.P. Morgan Securities, Inc.	05/14/2025	USD	3,544,081	EUR	3,410,000	(152,149)
J.P. Morgan Securities, Inc.	04/09/2025	USD	3,750,849	GBP	3,002,000	(126,887)
J.P. Morgan Securities, Inc.	04/24/2025	USD	3,495,766	GBP	2,829,000	(158,395)
J.P. Morgan Securities, Inc.	05/14/2025	USD	3,508,820	GBP	2,824,000	(138,840)
Net Unrealized Appreciation (Depreciation)						$2,968,329

AUD - Australian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
EUR - Euro
GBP - British Pound INR - Indian Rupee
NOK - Norwegian Krone
USD - United States Dollar

Carillon Reams Unconstrained Bond Fund
Schedule of Inflation and Interest Rate Swap Contracts
March 31, 2025 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Central Clearing Party	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation)
Receive	Euro Short-Term Rate Volume Weighted Trimmed Mean	LCH Ltd.	2.34%	Annually	12/24/2034	EUR	267,100,000	$5,726,530
Receive	Canadian Overnight Repo Rate A	LCH Ltd.	2.95%	Semi-Annually	01/28/2035	CAD	59,042,000	(841,584
Receive	Canadian Overnight Repo Rate A	LCH Ltd.	2.97%	Semi-Annually	01/29/2035	CAD	59,042,000	(914,121)
Receive	US CPI Urban Consumers NSA Index	LCH Ltd.	2.45%	Termination	06/30/2053		$25,507,000	(174,620)
Pay	US SOFR Secured Overnight Fin Rate	LCH Ltd.	4.08%	Annually	01/29/2035		$43,457,000	1,083,523
Pay	US SOFR Secured Overnight Fin Rate	LCH Ltd.	4.10%	Annually	01/30/2035		$43,457,000	1,149,444
Pay	US CPI Urban Consumers NSA Index	LCH Ltd.	2.72%	Termination	06/30/2053	EUR	17,646,000	2,648,715
Total Unrealized Appreciation (Depreciation)								$8,677,887
CAD – Canadian Dollars EUR - Euro

Carillon Reams Unconstrained Bond Fund
Schedule of Credit Default Swap Contracts Buy Protection
March 31, 2025 (Unaudited)
Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Buy Protection:
iTraxx Australia Series 43 Version 1 Index	1.00%	Quarterly	Baa2/BBB	06/20/2030	97,210,000	$(511,973)	$(1,057,235)	$545,262

Schedule of Credit Default Swap Contracts Sell Protection
March 31, 2025 (Unaudited)
Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX North American Investment Grade Index Series 44	(1.00%)	Quarterly	Baa2/BBB	06/20/2030	97,210,000	$1,771,037	$1,979,135	$(208,098)
CDX North American High Yield Index Series 44	(5.00%)	Quarterly	B2/B	06/20/2030	78,020,000	4,050,764	4,563,928	(513,164)
						$5,821,801	$6,543,063	$(721,262)

* Intercontinental Exchange is the central clearing party.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $68,526 of variation margin related to swap contracts due from the Fund to the broker as of the date of this report.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon Reams Unconstrained Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$541,674,926	$–	$541,674,926
Asset-Backed Securities	–	372,966,030	–	372,966,030
Agency Mortgage-Backed Securities	–	356,016,342	–	356,016,342
Corporate Bonds	–	269,391,092	–	269,391,092
Commercial Mortgage-Backed Securities	–	186,220,703	–	186,220,703
Foreign Government Debt Obligations	–	69,133,351	–	69,133,351
Medium-Term Notes	–	37,922,956	–	37,922,956
U.S. Treasury Bills	–	48,900,733	–	48,900,733
Total Investments	$–	$1,882,226,133	$–	$1,882,226,133
Futures Contracts*	$(3,715,851)	$–	$–	$(3,715,851)
Forward Contracts*	–	2,968,329	–	2,968,329
Inflation and Interest Rate Swaps *	–	8,677,887	–	8,677,887
Credit Default Swaps	–	5,309,828	–	5,309,828

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.